Share capital - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Par value per share (GBP per share)	£ 0.1243129
Treasury stock (in shares)	266	272
Treasury shares, market value	£ 2,296	£ 2,574
Treasury shares, gifted (in shares)	4	3
Treasury stock, reissued (in shares)	2	2
Shares reissued to employee share schemes as percent of ordinary shares	0.20%	0.10%
Treasury shares, reissued, nominal value	£ 1	£ 1
Gross proceeds from reissue of treasury shares	17	17
Purchase of own shares, employee share trusts	£ 2	£ 6	£ 2
Maximum number of treasury shares held during the year (in shares)	272	277
Treasury shares as percent of ordinary shares	7.10%	7.30%
Treasury shares, nominal value	£ 34	£ 34